Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
June 30, 2023

Principal
Amount		Value
	CORPORATE BONDS ― 13.7%
	COMMERCIAL SERVICES ― 1.6%
	Neptune Bidco US, Inc. (1)
$13,054,000	9.290%, 4/15/2029	$12,002,573

	CRUISE LINES ― 2.5%
	NCL Corp Ltd. (1)
17,132,000	8.375%, 2/1/2028	17,916,337

	ENERGY ― 3.5%
	BP Capital Markets PLC
28,316,000	4.875% (effective 6/22/2030, 5 Year TNCMR + 4.398%) (2), 3/22/2030 (3)	25,827,732

	FINANCE AND INSURANCE ― 2.4%
	General Motors Financial Co, Inc.
7,613,000	6.050%, 10/10/2025	7,635,507
	JPMorgan Chase & Co.
9,705,000	3.220% (effective 3/1/2024, 3 month U.S. LIBOR + 1.155%) (2), 3/1/2025	9,515,001
		17,150,508
	MANUFACTURING ― 0.1%
	Micron Technology, Inc.
803,000	3.477%, 11/1/2051	535,760

	MEDIA ― 0.5%
	Warnermedia Holdings, Inc.
3,977,000	3.428%, 3/15/2024	3,905,600

	PIPELINES ― 1.5%
	Enbridge, Inc.
3,814,000	2.150%, 2/16/2024	3,725,987
	Energy Transfer LP
9,344,000	8.317% (3 month U.S. LIBOR + 3.018%) (4), 11/1/2066	7,184,629
		10,910,616
	RETAIL TRADE ― 0.4%
	Macy's Retail Holdings LLC
4,909,000	4.300%, 2/15/2043	2,996,048

	UTILITIES ― 1.2%
	NextEra Energy Capital Holdings, Inc.
4,563,000	4.255%, 9/1/2024	4,488,956
	System Energy Resources, Inc.
4,447,000	6.000%, 4/15/2028	4,389,158
		8,878,114
	TOTAL CORPORATE BONDS
	(Cost $103,522,320)	100,123,288

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
June 30, 2023

Number of
Shares		Value
	CLOSED-END FUNDS ― 10.6%
	HIGH YIELD BOND ― 2.0%
378,078	Allspring Income Opportunities	$2,438,603
428,774	BlackRock Corporate High Yield Fund, Inc.	3,824,664
119,797	BlackRock Limited Duration Income Trust	1,542,985
130,593	First Trust High Income Long/Short Fund	1,493,984
909,001	Western Asset High Income Opportunity Fund, Inc.	3,436,024
202,928	Western Asset High Yield Defined Opportunity Fund Inc.	2,384,404
		15,120,664
	MUNI NATIONAL LONG ― 8.4%
257,875	BlackRock MuniHoldings Fund, Inc.	2,999,086
527,537	BlackRock MuniVest Fund, Inc.	3,550,324
533,904	BlackRock MuniYield Quality Fund III, Inc.	5,840,910
632,366	Eaton Vance Municipal Bond Fund	6,292,042
845,571	Invesco Municipal Opportunity Trust	7,999,102
365,549	Invesco Municipal Trust	3,447,127
480,863	Invesco Trust for Investment Grade Municipals	4,669,180
1,066,021	Nuveen AMT-Free Quality Municipal Income Fund	11,651,609
1,326,495	Nuveen Quality Municipal Income Fund	14,949,599
		61,398,979
	PREFERRED STOCK ― 0.2%
227,073	Nuveen Preferred Income Opportunities Fund	1,471,433

	TOTAL CLOSED-END FUNDS
	(Cost $98,136,025)	77,991,076

	EXCHANGE TRADED FUNDS ― 24.2%
570,303	iShares Short Maturity Bond ETF	28,355,465
1,250,000	iShares 20+ Year Treasury Bond ETF	128,675,000
405,797	JPMorgan Ultra-Short Income ETF	20,346,662

	TOTAL EXCHANGE TRADED FUNDS
	(Cost $175,995,725)	177,377,127

	OPEN-END FUND ― 0.5%
293,184	Equable Shares Hedged Equity Fund	3,726,365
	TOTAL OPEN-END FUND
	(Cost $3,572,412)	3,726,365

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
June 30, 2023

Number of
Units/Shares		Value
	PREFERRED STOCKS ― 29.9%
	BANKS ― 3.2%
	Bank of America Corp. Depositary Shares
5,121	6.250% (effective 9/5/2024, 3 month U.S. LIBOR + 3.705%) (2), 9/5/2024 (5)	$5,069,790
	Bank of New York Mellon Corp. Depositary Shares
3,492	4.700% (effective 9/20/2025, 5 Year TNCMR + 4.358%) (2), 9/20/2025 (5)	3,400,335
	Citizens Financial Group, Inc. Depositary Shares (6)
7,784	5.650% (effective 10/6/2025, 5 Year TNCMR + 5.313%) (2), 10/6/2025 (5)	6,848,429
	Regions Financial Corp. Depositary Shares
8,935	5.750% (effective 6/15/2025, 5 Year TNCMR + 5.430%) (2), 6/15/2025 (5)	8,479,752
		23,798,306
	DIVERSIFIED BANKING INSTITUTIONAL ― 3.1%
	Citigroup, Inc. Depositary Shares
8,227	5.000% (effective 9/12/2024, SOFR + 3.813%) (2), 9/12/2024 (5)	7,699,979
6,496	4.000% (effective 12/10/2025, 5 Year TNCMR + 3.597%) (2), 12/10/2025 (5)	5,562,200
9,841	7.375% (effective 5/15/2028, 5 Year TNCMR + 3.209%) (2), 5/15/2028 (5)	9,793,324
		23,055,503
	ENERGY ― 2.5%
	Edison International Depositary Shares
21,133	5.375% (effective 3/15/2026, 5 Year TNCMR + 4.698%) (2), 3/15/2026 (5)	18,520,961

	FINANCIALS ― 2.0%
	Ally Financial, Inc. Depositary Shares
5,382	4.700% (effective 5/15/2026, 5 Year TNCMR + 3.868%) (2), 5/15/2026 (5)	3,811,129
16,424	4.700% (effective 5/15/2028, 7 Year TNCMR + 3.481%) (2), 5/15/2028 (5)	10,634,540
		14,445,669
	FINANCE AND INSURANCE ― 7.4%
	Charles Schwab Corp. (The) Depositary Shares
22,665	5.375% (effective 6/1/2025, 5 Year TNCMR + 4.971%) (2), 6/1/2025 (5)	21,774,719
	Lincoln National Corp. Depositary Shares
396,458	9.000%, 12/1/2027 (5)	10,656,791
12,513	9.250% (effective 12/1/2027, 5 Year TNCMR + 5.318%) (2), 12/1/2027 (5)	13,170,511
	Reinsurance Group of America, Inc.
200,625	7.125% (effective 10/15/2027, 5 year TNCMR + 3.456%) (2), 10/15/2052	5,107,912
	Virtus Convertible & Income Fund
153,651	5.625%, 9/20/2023 (5)	3,306,570
	Virtus Convertible & Income Fund II
7,743	5.500%, 9/11/2023 (5)	163,764
		54,180,267
	INFORMATION ― 0.1%
	AT&T, Inc.
23,198	5.625%, 8/1/2067	582,966

	INVESTMENT COMPANIES ― 2.5%
	Oaktree Capital Group LLC
197,950	6.625%, 7/31/2023 (5)	4,440,018
464,808	6.550%, 9/15/2023 (5)	10,379,163
	Stifel Financial Corp.
138,214	5.200%, 10/15/2047	3,144,368
		17,963,549

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
June 30, 2023

Number of
Units/Shares		Value
	PREFERRED STOCKS (continued)
	PIPELINES ― 0.9%
	Enbridge, Inc.
99,883	4.400% (effective 3/1/2024, 5 Year TNCMR + 2.820%) (2), 3/1/2024 (5)	$2,024,129
72,064	4.000% (effective 9/1/2027, 5 Year TNCMR + 3.150%) (2), 9/1/2027 (5)	1,387,232
	Energy Transfer LP Depositary Shares
4,175	7.125% (effective 5/15/2030, 5 Year TNCMR + 5.306%) (2), 5/15/2030 (5)	3,550,510
		6,961,871
	REAL ESTATE INVESTMENT TRUST ― 3.1%
	AGNC Investment Corp. Depositary Shares
621,839	6.125% (effective 4/15/2025, 3 month U.S. LIBOR + 4.697%) (2), 4/15/2025 (5)	13,052,401
	Annaly Capital Management, Inc.
396,416	6.750% (effective 6/30/2024, 3 month U.S. LIBOR + 4.989%) (2), 6/30/2024 (5)	9,295,955
		22,348,356
	UTILITIES ― 5.1%
	Brookfield Renewable Partners LP
273,839	5.250%, 3/31/2025 (5)	5,468,565
	Entergy Arkansas LLC
44,010	4.875%, 9/1/2066	985,824
	Entergy Louisiana LLC
150,073	4.875%, 9/1/2066	3,345,127
	Entergy Mississippi LLC
4,229	4.900%, 10/1/2066	94,180
	Sempra Energy Depositary Shares
29,113	4.875% (effective 10/15/2025, 5 Year TNCMR + 4.550%) (2), 10/15/2025 (5)	27,149,859
		37,043,555
	TOTAL PREFERRED STOCKS
	(Cost $242,394,031)	218,901,003

	PURCHASED OPTIONS ― 0.4%
12,500	iShares 20+ Year Treasury Bond ETF	2,812,500
	TOTAL PURCHASED OPTIONS
	(Cost $4,102,984)	2,812,500

Number of
Shares	SHORT-TERM INVESTMENTS ― 19.4%
	MONEY MARKET FUND ― 2.0%
14,257,462	First American Government Obligations Fund, Class X, 5.01% (7)	14,257,462

Principal
Amount
	UNITED STATES TREASURY BILLS ― 17.4% (8)
50,000,000	11/2/2023	49,118,041
30,000,000	11/9/2023	29,441,108
50,000,000	11/30/2023	48,918,698
		127,477,847
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $141,771,409)	141,735,309

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
June 30, 2023

Number of
Shares	COLLATERAL FOR SECURITIES ON LOAN ― 1.0%
	MONEY MARKET FUND ― 1.0%
7,044,520	First American Government Obligations Fund, Class X, 5.01% (7)	$7,044,520
	TOTAL COLLATERAL FOR SECURITIES ON LOAN
	(Cost $7,044,520)

	TOTAL INVESTMENTS ― 99.7%
	(Cost $776,539,426)	729,711,188
	Other Assets in Excess of Liabilities ― 0.3%	2,513,292
	TOTAL NET ASSETS ― 100.0%	$732,224,480

Floating Rate definitions:
LIBOR - London Inter-Bank Offered Rate
SOFR - Secured Overnight Finanicng Rate
TNCMR - Treasury Note Constant Maturity Rate

Percentages are stated as a percent of net assets.

(a) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and maybe sold in transactions exempt from registration only to qualified institutional buyers on a public offering registered under the Securities Act of 1933.  The security has been deemed liquid by the Advisor.  At June 30, 2023, the value of these securities totaled $29,918,910 or 4.1% of net assets.

(2) Fixed to floating rate. Effective date of floating rate change and formula disclosed. Rate disclosed is as of June 30, 2023.
(3) Perpetual maturity security. Date presented is the next call date as of June 30, 2023.
(4) Variable Rate security. Rates disclosed as of June 30, 2023.
(5) Callable at any dividend payment on or after date disclosed.
(6) All or a portion of this security is on loan.
(7) Seven-day yield as of June 30, 2023.
(8) Zero coupon security.

Bramshill Income Performance Fund
Schedule of Investments (Unaudited)
June 30, 2023

CREDIT DEFAULT SWAPS - Buy Protection
Reference Entity	Rate Paid/ (Received) by the Fund	Termination Date	Notional Amount		Value	Premium Paid (Received)	Unrealized Gain/(Loss)

Markit CDX North American High Yield Index	5.00%	12/20/2027	70,000,000	USD	$(2,360,707)	$54,611	$(2,415,318)
TOTAL CREDIT DEFAULT SWAPS - Buy Protection					$(2,360,707)	$54,611	$(2,415,318)

Valuation of Investments (Unaudited)

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). The inputs or methodology used in determining the value of each Fund’s investments are not necessarily an indication of the risk associated with investing in those securities.

Various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad categories as defined below:

Level 1 - Quoted prices in active markets for identical securities.  An active market for a security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

Level 2 - Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 - Significant unobservable inputs, including the Fund's own assumptions in determining fair value of investments

Investments in securities traded on a national securities exchange are valued at the last reported sales price on the exchange on which the security is principally traded. Securities traded on the NASDAQ exchanges are valued at the NASDAQ Official Closing Price (“NOCP”). Exchange-traded securities for which no sale was reported and NASDAQ securities for which there is no NOCP are valued at the mean of the most recent quoted bid and ask prices. Unlisted securities held by the Fund are valued at the last sale price in the over-the-counter (“OTC”) market. If there is no trading on a particular day, the mean between the last quoted bid and ask price is used.

Fixed income securities are valued using prices provided by an independent pricing service approved by the Board of Trustees. Pricing services may use various valuation methodologies, including matrix pricing and other analytical models as well as market transactions and dealer quotations.

Exchange traded options are valued at the composite mean price, which calculates the mean of the highest bid price and lowest ask price across the exchanges where the option is principally traded. On the last trading day prior to expiration, expiring options may be priced at intrinsic value. For options where market quotations are not readily available, fair value shall be determined by the Adviser with oversight by the Trust’s Valuation Committee.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the fair values of the Fund’s investments in each category investment type as of June 30, 2023:

Bramshill Income Performance Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Corporate Bonds	$-	$100,123,288	$-	$100,123,288
Closed-End Funds	77,991,076	-	-	77,991,076
Exchange Traded Funds	177,377,127	-	-	177,377,127
Open-End Fund	3,726,365	-	-	3,726,365
Preferred Stocks	71,410,836	147,490,167	-	218,901,003
Purchased Options	-	2,812,500	-	2,812,500
Short Term Investments	14,257,462	127,477,847	-	141,735,309
Collateral for Securities on Loan	7,044,520	-	-	7,044,520
Total Assets	$351,807,386	$377,903,802	$-	$729,711,188

Other Financial Instruments
Credit Default Swaps *	$-	$(2,415,318)	$-	$(2,415,318)
Total Other Financial Instruments	$-	$(2,415,318)	$-	$(2,415,318)

* Credit Default Swaps are valued at the unrealized appreciation (depreciation) of the instrument.

Please refer to the Schedule of investments for further classification.